Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash payments:
Interest	¥ 182,633	¥ 117,759	¥ 65,965
Income taxes, net	¥ 3,507	¥ 187,246	¥ 83,030